Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
Dec. 31, 2011 item
Internally Developed Software
Software development projects, number of stages	3
Capitalized software development costs	$ 2,100,000
Amortization expense	$ 79,000
Office furniture and fixtures
Property and Equipment
Estimated useful lives	7 years
Computer equipment
Property and Equipment
Estimated useful lives	3 years
Purchased software
Property and Equipment
Estimated useful lives	3 years
Internally developed software
Property and Equipment
Estimated useful lives	3 years